Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2012
Related Party Transactions (Tables)
Related party debt and related party convertible debt

A summary of the related party debt and related party convertible debt activity for the six months ended June 30, 2012 is as follows:

Balance, net at December 31, 2011	$8,144,611	$7,489,160
Borrowings	1,094,555	-
Discounts amortized	324,991	-
Balance, net at June 30, 2012	$17,053,317	$7,489,160